Note 54 Annual fixed remuneration Senior management (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Annual fixed remuneration senior management [Line Items]
Senior management total annual fixed remuneration	€ 18,149	€ 16,435